Restricted Cash	12 Months Ended
Dec. 31, 2017
Restricted Cash Disclosure [Abstract]
RESTRICTED CASH
3.	RESTRICTED CASH

Restricted cash represents cash placed in an escrow account for funding of operating expenses of the U.S. entity. As of December 31, 2017 and 2016, the amount was $0 and $136,000, respectively.